UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: March 31, 2010
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    20 Corporate Park, Suite 400
            Irvine, CA 92606

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    May 12, 2010

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 85

Form 13F Information Table Value Total: $714,149,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NORTHSTAR RLTY FIN CORP        COM              66704R100     4978  1182370 SH       SOLE                  1182370
ADFITECH INC                   COM              00687B105     1016   462020 SH       SOLE                   462020
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    18409   638311 SH       SOLE                   638311
ALPINE GLOBAL PREMIER PPTYS    COM SBI          02083A103     6613  1006572 SH       SOLE                  1006572
ALLEGHENY ENERGY INC           COM              017361106    18133   788382 SH       SOLE                   788382
BLACKROCK LTD DURATION INC T   COM SHS          09249W101    15257   936589 SH       SOLE                   936589
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2558       21 SH       SOLE                       21
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    22550   277474 SH       SOLE                   277474
BLACKROCK CREDIT ALL INC TR    COM              092508100     7324   600784 SH       SOLE                   600784
CROWN HOLDINGS INC             COM              228368106    11121   412514 SH       SOLE                   412514
COMCAST CORP NEW               Cl A             20030N101     7234   384194 SH       SOLE                   384194
COMCAST CORP NEW               CL A SPL         20030N200     9856   548494 SH       SOLE                   548494
CNA FINL CORP                  COM              126117100    25397   950468 SH       SOLE                   950468
CRYSTAL RIV CAP INC            COM              229393301     2150  3258167 SH       SOLE                  3258167
DU PONT E I DE NEMOURS & CO    COM              263534109     4662   125189 SH       SOLE                   125189
EDISON INTL                    COM              281020107    18739   548408 SH       SOLE                   548408
FIRST OPPORTUNITY FD INC       COM              33587T108     1541   218839 SH       SOLE                   218839
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    10837    28896 SH       SOLE                    28896
FRANKLIN UNVL TR               SH BEN INT       355145103     6199  1045374 SH       SOLE                  1045374
WESTERN ASSET VAR RT STRG FD   COM              957667108    10646   716932 SH       SOLE                   716932
GENERAL COMMUNICATION INC      CL A             369385109    16111  2792249 SH       SOLE                  2792249
HELIOS ADVANTAGE INCOME FD I   COM NEW          42327W206     1923   274707 SH       SOLE                   274707
HOOPER HOLMES INC              COM              439104100     5350  6149676 SH       SOLE                  6149676
HELIOS HIGH INCOME FD INC      COM NEW          42327X204      314    43668 SH       SOLE                    43668
HELIOS MULTI SEC HI INC FD I   COM NEW          42327Y202     3093   618582 SH       SOLE                   618582
HELIOS STRATEGIC INCOME FD I   COM NEW          42328A203      297    54374 SH       SOLE                    54374
HELIOS TOTAL RETURN FUND INC   COM              42327V109     3685   658066 SH       SOLE                   658066
HUNTSMAN CORP                  COM              447011107     2259   187496 SH       SOLE                   187496
MORGAN STANLEY                 INSD CA MUN      61745P825     2818   218785 SH       SOLE                   218785
NUVEEN TAX ADV FLTG RATE FUN   COM              6706EV102      968   441900 SH       SOLE                   441900
NUVEEN FLOATING RATE INCOME    COM              67072T108     2075   173762 SH       SOLE                   173762
NUVEEN MULT CURR ST GV INCM    COM              67090N109     7286   482484 SH       SOLE                   482484
JAPAN SMALLER CAPTLZTN FD IN   COM              47109U104      349    39532 SH       SOLE                    39532
NUVEEN MULTI STRAT INC & GR    COM              67073B106     2289   290806 SH       SOLE                   290806
NUVEEN MULTI STRAT INC GR FD   COM SHS          67073D102     6479   784412 SH       SOLE                   784412
LOEWS CORP                     COM              540424108    14420   386806 SH       SOLE                   386806
LIBERTY GLOBAL INC             COM SER A        530555101      788    27034 SH       SOLE                    27034
LIBERTY GLOBAL INC             COM SER C        530555309    17386   601794 SH       SOLE                   601794
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    38163  1049294 SH       SOLE                  1049294
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      385   237928 SH       SOLE                   237928
MEDIACOM COMMUNICATIONS CORP   CL A             58446K105      261    43900 SH       SOLE                    43900
MFS CHARTER INCOME TR          SH BEN INT       552727109     7113   756693 SH       SOLE                   756693
MFS MULTIMARKET INCOME TR      SH BEN INT       552737108     6051   909860 SH       SOLE                   909860
MCCLATCHY CO                   CL A             579489105     2082   423976 SH       SOLE                   423976
MTR GAMING GROUP INC           COM              553769100     2602  1287943 SH       SOLE                  1287943
MONTPELIER RE HOLDINGS LTD     SHS              G62185106    14290   850066 SH       SOLE                   850066
MERCK & CO INC NEW             COM              58933Y105    13826   370179 SH       SOLE                   370179
MONTGOMERY STR INCOME SECS I   COM              614115103     1967   127538 SH       SOLE                   127538
NEWCASTLE INVT CORP            COM              65105M108     9247  2862902 SH       SOLE                  2862902
NII HLDGS INC                  CL B NEW         62913F201      144     3461 SH       SOLE                     3461
OWENS ILL INC                  COM NEW          690768403    13162   370346 SH       SOLE                   370346
PRESTIGE BRANDS HLDGS INC      COM              74112D101     2436   270715 SH       SOLE                   270715
PARK OHIO HLDGS CORP           COM              700666100     3682   421331 SH       SOLE                   421331
PARKWAY PPTYS INC              COM              70159Q104     5945   316585 SH       SOLE                   316585
PROLOGIS                       SH BEN INT       743410102        0        5 SH       SOLE                        5
Q E P INC                      COM              74727K102     4612   354735 SH       SOLE                   354735
RCN CORP                       COM NEW          749361200     3375   223780 SH       SOLE                   223780
SANDRIDGE ENERGY INC           COM              80007P307      159    20600 SH       SOLE                    20600
SAFEGUARD SCIENTIFICS INC      COM NEW          786449207     1191    91653 SH       SOLE                    91653
ISTAR FINL INC                 COM              45031U101     2223   484279 SH       SOLE                   484279
SPECTRUM BRANDS INC NEW        COM NEW          84762L204     5735   209458 SH       SOLE                   209458
SEMPRA ENERGY                  COM              816851109    18175   364228 SH       SOLE                   364228
SOUTHERN UN CO NEW             COM              844030106      483    19048 SH       SOLE                    19048
SUSSER HLDGS CORP              COM              869233106     1524   180372 SH       SOLE                   180372
SAFEWAY INC                    COM NEW          786514208    20099   808481 SH       SOLE                   808481
TORCHMARK CORP                 COM              891027104    18155   339284 SH       SOLE                   339284
TRAVELERS COMPANIES INC        COM              89417E109    15233   282400 SH       SOLE                   282400
TESORO CORP                    COM              881609101     9855   708961 SH       SOLE                   708961
UNITRIN INC                    COM              913275103    22226   792378 SH       SOLE                   792378
VALERO ENERGY CORP NEW         COM              91913Y100    12070   612677 SH       SOLE                   612677
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    20413   875733 SH       SOLE                   875733
VERMONT PURE HOLDINGS LTD NEW  COM              924237100      766  1094782 SH       SOLE                  1094782
WINN DIXIE STORES INC          COM NEW          974280307     2876   230233 SH       SOLE                   230233
WILLIAMS COS INC DEL           COM              969457100    13160   569699 SH       SOLE                   569699
WESCO FINL CORP                COM              950817106    14428    37426 SH       SOLE                    37426
WHITE MTNS INS GROUP LTD       COM              G9618E107    19373    54572 SH       SOLE                    54572
WHX CORP                       COM PAR $.01 NEW 929248607      338   137802 SH       SOLE                   137802
XL CAP LTD                     CL A             G98255105    27649  1462916 SH       SOLE                  1462916
YRC WORLDWIDE INC              COM              984249102    14288 26459412 SH       SOLE                 26459412
ASBURY AUTOMOTIVE GROUP INC    NOTE 3.000% 9/1  043436AG9     6211  6906000 SH       SOLE                  6906000
COVANTA HLDG CORP              DBCV 1.000% 2/0  22282EAA0     3259  3469000 SH       SOLE                  3469000
NII HLDGS INC                  NOTE 3.125% 6/1  62913FAJ1    17198 18096000 SH       SOLE                 18096000
NASH FINCH CO                  FRNT 1.631% 3/1  631158AD4     9760 22066000 SH       SOLE                 22066000
PROLOGIS                       NOTE 2.250% 4/0  743410AQ5        0    47000 SH       SOLE                    47000
SAFEGUARD SCIENTIFICS INC      DBCV 2.625% 3/1  786449AG3    14849 15423000 SH       SOLE                 15423000